Investments - Summary of Equity-accounted Investees (Parenthetical) (Detail)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
SQM [member]
Disclosure of interests in other entities [line items]
Interests in associates and joint ventures			32.00%
Canpotex [member]
Disclosure of interests in other entities [line items]
Interests in associates and joint ventures		33.00%	33.00%
Major ordinary share transactions [member] | Canpotex [member]
Disclosure of interests in other entities [line items]
Interests in associates and joint ventures	50.00%
Disposal groups classified as held for sale [member] | SQM [member]
Disclosure of interests in other entities [line items]
Proportional voting rights		28.00%
Interests in associates and joint ventures		32.00%